Other Non Current Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Property
Other Assets [Line Items]
Number of residential units to be purchased	332
Payment for residential buildings	$ 16.3
Additional amount to be paid in 2013 for residential buildings	$ 4.0